JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

June 11, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

JPMorgan Trust II (“Trust”) on behalf of

JPMorgan Core Plus Bond Fund,

JPMorgan Short-Intermediate Municipal Bond Fund, and

JPMorgan Diversified Mid Cap Growth Fund

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Institutional Class Shares of the JPMorgan Core Plus Bond Fund and the JPMorgan Short-Intermediate Municipal Bond Fund and the Class R2 Shares of the JPMorgan Diversified Mid Cap Growth do not differ from those contained in Post-Effective Amendment No. 107 (Amendment No. 108 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A, filed electronically on June 5, 2009.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary